REVENUE	12 Months Ended
Dec. 31, 2018
REVENUE
REVENUE

3. REVENUE

Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company’s contracts with its customers state the terms of sale, including the description, quantity, and price of the product or service purchased. Payment terms can vary by contract, but the period between invoicing and when payment is due is not significant. Taxes assessed on revenue-producing transactions are excluded from revenues.

The Company’s products and services are reported under two segments—LoyaltyOne and Card Services, as shown below. The following tables present revenue disaggregated by major source, as well as geographic region based on the location of the subsidiary that generally correlates with the location of the customer:

			Corporate/
Year Ended December 31, 2018	LoyaltyOne	Card Services	Other	Total
	(In millions)
Disaggregation of Revenue by Major Source:

Coalition loyalty program	$352.3	$—	$—	$352.3
Short-term loyalty programs	613.8	—	—	613.8
Servicing fees, net	—	(97.3)	—	(97.3)
Other	90.7	—	0.6	91.3
Revenue from contracts with customers	$1,056.8	$(97.3)	$0.6	$960.1

Finance charges, net	—	4,694.9	—	4,694.9
Investment income	11.6	—	—	11.6
Total	$1,068.4	$4,597.6	$0.6	$5,666.6

			Corporate/
Year Ended December 31, 2018	LoyaltyOne	Card Services	Other	Total
	(In millions)
Disaggregation of Revenue by Geographic Region:

United States	$23.1	$4,597.6	$0.6	$4,621.3
Canada	411.3	—	—	411.3
Europe, Middle East and Africa	463.2	—	—	463.2
Asia Pacific	122.0	—	—	122.0
Other	48.8	—	—	48.8
Total	$1,068.4	$4,597.6	$0.6	$5,666.6

LoyaltyOne

LoyaltyOne provides coalition and short-term loyalty programs through the Company’s Canadian AIR MILES Reward Program and BrandLoyalty. The AIR MILES Reward Program is a coalition loyalty program for sponsors, who pay LoyaltyOne a fee per AIR MILES reward mile issued, in return for which LoyaltyOne provides all marketing, customer service, rewards and redemption management. BrandLoyalty designs, implements, conducts and evaluates innovative and tailor-made short-term loyalty programs for grocers worldwide.

Total consideration from the issuance of AIR MILES reward miles is allocated to three performance obligations: redemption, service, and brand, based on a relative standalone selling price basis. Because the standalone selling price is not directly observable for the three performance obligations, the Company estimates the standalone selling price for the redemption and the service performance obligations based on cost plus a reasonable margin. The Company estimates the standalone selling price of the brand performance obligation using a relief from royalty approach. Accordingly, management determines the estimated standalone selling price by considering multiple inputs and methods, including discounted cash flows and available market data in consideration of applicable margins and royalty rates to utilize. The number of AIR MILES reward miles issued and redeemed are factored into the estimates, as management estimates the standalone selling prices and volumes over the term of the respective agreements in order to determine the allocation of consideration to each performance obligation delivered. The redemption performance obligation incorporates the expected number of AIR MILES reward miles to be redeemed, and therefore, the amount of redemption revenue recognized is subject to management’s estimate of breakage, or those AIR MILES reward miles estimated to be unredeemed by the collector base.

Redemption revenue is recognized at a point in time, as the AIR MILES reward miles are redeemed. For the fulfillment of certain rewards where the AIR MILES Reward Program does not control the goods or services before they are transferred to the collector, revenue is recorded on a net basis. Service revenue is recognized over time using a time-elapsed output method, the estimated life of an AIR MILES reward mile. Revenue from the brand is recognized over time, using an output method, when an AIR MILES reward mile is issued. Revenue associated with both the service and brand is included in service revenue in the Company’s consolidated statements of income.

The amount of revenue recognized in a period is subject to the estimate of breakage and the estimated life of an AIR MILES reward mile. Breakage and the life of an AIR MILES reward mile are based on management’s estimate after viewing and analyzing various historical trends including vintage analysis, current run rates and other pertinent factors, such as the impact of macroeconomic factors and changes in the program structure. As of December 31, 2018, the breakage rate was 20% and the estimated life of an AIR MILES reward mile was 38 months.

The short-term loyalty programs typically last between 12 and 20 weeks, depending on the nature of the program, with contract terms usually less than one year in length. These programs are tailored for the specific retailer client and are designed to reward key customer segments based on their spending levels during defined campaign periods. Revenue is recognized at the point in time control passes from BrandLoyalty to the retailer.

Contract Liabilities. The Company records a contract liability when cash payments are received in advance of its performance, which applies to the service and redemption of an AIR MILES reward mile and the reward products for its short-term loyalty programs.

A reconciliation of contract liabilities for the AIR MILES Reward Program is as follows:

	Deferred Revenue
	Service	Redemption	Total
	(In millions)
Balance at January 1, 2018	$283.8	$683.1	$966.9
Cash proceeds	194.7	324.8	519.5
Revenue recognized (1)	(209.2)	(328.4)	(537.6)
Other	—	0.7	0.7
Effects of foreign currency translation	(21.3)	(52.9)	(74.2)
Balance at December 31, 2018	$248.0	$627.3	$875.3
Amounts recognized in the consolidated balance sheets:
Deferred revenue (current)	$138.8	$627.3	$766.1
Deferred revenue (non-current)	$109.2	$—	$109.2
(1)	Reported on a gross basis herein.

The deferred redemption obligation associated with the AIR MILES Reward Program is effectively due on demand from the collector base, thus the timing of revenue recognition is based on the redemption by the collector. Service revenue is amortized over the expected life of a mile, with the deferred revenue balance expected to be recognized into revenue in the amount of $138.8 million in 2019,  $76.0 million in 2020,  $32.1 million in 2021, and $1.1 million in 2022.

Additionally, contract liabilities for the Company’s short-term loyalty programs are recognized in other current liabilities in the Company’s consolidated balance sheets. The beginning balance as of January 1, 2018 was $87.5 million and the closing balance as of December 31, 2018 was $110.2 million, with the change due to cash payments received in advance of program performance revenue, offset in part by revenue recognized of approximately $506.5 million during the year ended December 31, 2018.

Epsilon

Revenue recognition under ASC 606 for Epsilon, which has been presented as a discontinued operation (see Note 23, “Discontinued Operations”), is as follows:

Epsilon is a leading marketing services firm providing end-to-end, integrated marketing solutions that leverage rich data, analytics, creativity and technology to help clients more effectively acquire, retain and grow relationships with their customers.

The Company assesses the goods and services promised in its contracts with customers and identifies a performance obligation for each good or service that is distinct. Epsilon’s product offerings and the associated performance obligations for each product, included in services revenue in the Company’s consolidated statements of income are as follows:

The Company assesses the goods and services promised in its contracts with customers and identifies a performance obligation for each good or service that is distinct. Epsilon’s product offerings and the associated performance obligations for each product, included in services revenue in the Company’s consolidated statements of income are as follows:

Product	Performance Obligation	Recognition	Basis of Revenue Recognition

Technology services	• Professional services	Over time	Recognized over time as the services are performed.
	• Email deployment	Point in time	Recognized at deployment.
	• Customer lifecycle marketing	Point in time	Recognized at delivery.

Digital Media services	• Digital campaign advertisement	Over time	Recognized on an output measure of the digital advertisement.
	• Affiliate marketing advertisements	Point in time	Recognized at delivery.
	• Data lists	Point in time	Recognized at delivery.

Agency services	• Professional services	Over time	Recognized over time as the services are performed.

Epsilon generally enters into multi-year agreements with its customers; however, these contracts provide for termination without penalty with prior written notice. Under ASC 606, this results in a contract term shorter than the stated contractual term.

The Company’s contracts with customers may include multiple performance obligations. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. If the standalone selling price is not directly observable, the Company estimates the standalone selling price based on either the adjusted market assessment or cost plus a margin approach.

Certain of Epsilon’s contracts may provide for variable consideration. The Company estimates these amounts based on either the expected amount or most likely amount to be provided to the customer to determine the transaction price for the contract. The estimation method is consistent for contracts with similar terms and is applied consistently throughout each contract. The estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the anticipated performance and all information that is reasonably available.

The Company generates revenue from commission fees for transactions occurring on the Company’s affiliate marketing networks. Commission fee revenue is recognized on a net basis as the Company acts as an agent.

Contract Liabilities. The Company records a contract liability when cash payments are received or due in advance of its performance. Contract liabilities for Epsilon are recognized in other current liabilities and other liabilities in the Company’s consolidated balance sheets. The beginning balance as of January 1, 2018 was $22.8 million and the closing balance as of December 31, 2018 was $19.7 million.

Contract Costs. The Company recognizes an asset for the direct costs incurred to fulfill its contracts with customers to the extent it expects to recover those costs in accordance with ASC 340-40, “Other Assets and Deferred Costs – Contracts with Customers.” As of December 31, 2018, the remaining unamortized contract costs were $4.8 million. Contract fulfillment costs are generally deferred and amortized on a straight-line basis through the period in which the future performance obligation is satisfied. No impairment was recognized during the periods presented.

Card Services

Card Services is a provider of branded credit card programs, both private label and co-brand, that drive sales for its brand partners. For these private label and co-brand programs, Card Services provides risk management solutions, account origination, funding, transaction processing, customer care, collections and marketing services.

Finance charges, net. Finance charges, net represents revenue earned on customer accounts owned by the Company, and is recognized in the period in which it is earned. The Company recognizes earned finance charges, interest income and fees on credit card and loan receivables in accordance with the contractual provisions of the credit arrangements, which are within the scope of ASC 310, “Receivables.” Interest and fees continue to accrue on all credit card accounts beyond 90 days, except in limited circumstances, until the credit card account balance and all related interest and other fees are paid or charged-off, in the month during which an account becomes 180 days delinquent. Charge-offs for unpaid interest and fees as well as any adjustments to the allowance associated with unpaid interest and fees are recorded as a reduction to finance charges, net. Pursuant to ASC 310-20, “Receivables - Nonrefundable Fees and Other Costs,” direct loan origination costs on credit card and loan receivables are deferred and amortized on a straight-line basis over a one-year period and recorded as a reduction to finance charges, net. As of December 31, 2018 and 2017, the remaining unamortized deferred costs related to loan origination were $40.6 million and $45.5 million, respectively.

Servicing fees, net. Servicing fees, net represents revenue earned from retailers and cardholders from processing and servicing accounts, and is recognized as such services are performed.

Revenue earned from retailers primarily consists of merchant and interchange fees, which are transaction fees charged to the merchant for the processing of credit card transactions. Merchant and interchange fees are recognized at a point in time upon the cardholder purchase.

Our credit card program agreements may also provide for payments to the retailer based on purchased volume or if certain contractual incentives are met, such as if the economic performance of the program exceeds a contractually defined threshold. These amounts are recorded as a reduction of revenue.

Revenue earned from cardholders primarily consists of monthly fees from the purchase of certain payment protection products purchased by our cardholders. The fees are based on the average cardholder account balance, and these products can be cancelled at any time by the cardholder. Revenue is recognized over time using a time-elapsed output method.

Contract Costs. The Company recognizes an asset for the incremental costs of obtaining or fulfilling a contract with the retailer for a credit card program agreement to the extent it expects to recover those costs, in accordance with ASC 340-40. As of December 31, 2018, the remaining unamortized contract costs were $372.5 million and are included in other current assets and other non-current assets in the Company’s consolidated balance sheets. Contract costs are deferred and amortized on a straight-line basis over the respective term of the agreement, which represents the period of service. Depending on the nature of the contract costs, the amortization is recorded as a reduction to revenue, or costs of operations, in the Company’s consolidated statements of income. Amortization of contract costs recorded as a reduction to revenue totaled $68.7 million for the year ended December 31, 2018. Amortization of contract costs recorded to cost of operations expense totaled $9.8 million for the year ended December 31, 2018. No impairment was recognized during the periods presented.

Practical Expedients

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which we recognize revenue at the amount to which the Company has the right to invoice for services performed.

The Company has elected the practical expedient from ASC 340-40 with respect to contract costs, and expenses the incremental costs as incurred for those costs that would otherwise be recognized with an amortization period of one year or less. These costs are primarily related to sales commissions, and such expensed incremental costs are recorded to cost of operations expense in the Company’s consolidated statements of income.